Mergers and Acquisitions	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Mergers and Acquisitions
Note 4. Mergers and Acquisitions
4.1 Mergers and Acquisitions
The Company has consummated certain business mergers and acquisitions during 2018 and 2017 that were recorded using the acquisition method of accounting. The results of the acquired operations have been included in the consolidated financial statements since the date on which the Company obtained control of the respective business, as disclosed below. Therefore, the consolidated statements of income and the consolidated statements of financial position in the year of such acquisitions are not comparable with previous periods. The consolidated statements of cash flows for the years ended December 31, 2019, 2018 and 2017 show the consideration paid for the merged and acquired operations net of the cash acquired in those mergers and acquisitions.

While all of the acquired companies disclosed below are bottlers of Coca-Cola trademarked beverages, such acquired entities were not under common ownership or control prior to the acquisition.
4.1.1 Other acquisitions
The Company finalized the allocation of the purchase price to the fair values of the identifiable assets acquired and liabilities assumed for acquisitions completed during the prior year, with no significant variations to the preliminary allocation to the fair value of the net assets acquired, which were included in its audited annual consolidated financial statements as at and for the year ended December 31, 2018, primarily related to the following: (1) Acquisition of 100% of the Alimentos y Bebidas del Atlántico, S.A. (“ABASA”) in Guatemala, included in the Company results since May, 2018; (2) Acquisition of 100% of Comercializadora y Distribuidora Los Volcanes, S.A. (“Los Volcanes”) in Guatemala included in the Company’ consolidated results beginning on May, 2018; and (3) Acquisition of 100% of Montevideo Refrescos, S.R.L. (“MONRESA”) in Uruguay which is included in the consolidated financial results beginning on July 2018.

The allocation of the consideration paid to the fair value of net assets acquired is as follows.

Total current assets, including cash acquired of Ps. 860	Ps.	1,864
Total other non current assets		4,031
Distribution rights		1,715

Total assets		7,610
Total liabilities		(3,961)

Net assets acquired		3,649

Goodwill		2,903

Total consideration transferred		6,552

Cash acquired		(860)

Net cash paid	Ps.	5,692

(1)
As of result of the purchase price allocation, which was finalized in 2019, additional fair value adjustments from those recognized in 2018 have been recognized as follow: decreases in total noncurrent assets of Ps.236 distribution rights of Ps. 2,887 and increase in goodwill of Ps. 2,903.

The Company expects to recover the goodwill amount through the synergies related to the available production capacity.
The information for the profit and loss statements of these acquisitions for the period between the acquisition date and December 31, 2018 is as follows:

Profit and loss statements	2018
Total revenue	Ps.	4,628
Income before taxes		496
Net income		413
Unaudited Pro Forma Financial Data.
The following unaudited 2018 consolidated pro forma financial data represent the Company’s historical financial statements, adjusted to give effect to other acquisitions in the period, as if the acquisition had occurred on January 1, 2018; and certain accounting adjustments mainly related to the pro forma depreciation of fixed assets of the acquired group of companies.

	Unaudited Pro Forma Financial Information for the year ended December 31, 2018
Total revenues	Ps.	185,737
Income before taxes		17,763
Net income		15,500